CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares outstanding	27,800,000	30,000,000	30,000,000
Preferred stock, shares issued	27,800,000	30,000,000	30,000,000
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock Issued		15,702,037	885,829
Common stock shares outstanding	70,462,489	15,702,037	885,829